Grupo Santander (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination	The detail of the provisional fair values of the identifiable assets acquired and liabilities assumed at the acquisition date is set out below:

30 April 2026	EUR Million
Cash and balances with central banks	5,270
Financial instruments	3,953
Deposits with credit institutions	223
Loans to customers	41,583
Financial assets at fair value through other comprehensive income	517
Intangible assets (*)	427
Tangible assets	169
Other assets	205
Total assets	52,347
Cash and balances with central banks	689
Financial instruments	614
Loans from customers	40,483
Debt securities in issue and other financial liabilities	5,603
Subordinated debt	345
Other liabilities	1,778
Total liabilities	49,512
Net assets / (liabilities)	2,835
Consideration transferred for the business combination	3,318
Other equity instruments acquired	294
Goodwill	777
(*) In the purchase price allocation exercise, intangible assets amounting to EUR 393 million were identified, mainly associated with customer deposits.